Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk and Management Strategy

AstraZeneca employs complementary processes for assessing, identifying, and managing risk from cybersecurity threats. AstraZeneca information systems are protected by a multi-layered set of technology, processes, and cybersecurity experts consistent with the US National Institute of Standards and Technology (NIST) Cybersecurity Framework (CSF). Maturity against the NIST CSF controls is assessed via recurring independent third-party assessments, internal audits, and both enterprise-wide and targeted manufacturing site penetration testing conducted by a leading external partner. The outputs of these activities are represented in detailed cybersecurity operations and performance metrics. The recurring reports address risk and are reviewed by multiple leadership levels with summaries embedded in enterprise risk reporting provided to the Senior Executive Team (SET) and Audit Committee. Third-party partners are subject to appropriate NIST CSF controls as specified in AstraZeneca third-party risk management and procurement processes, and enforced via service agreement and contract terms and conditions, and ad hoc monitoring. AstraZeneca has not experienced any previous cybersecurity incidents that have materially impacted its business or business strategy. Ongoing risks from cybersecurity threats demand management vigilance, investment, and oversight, as further described below.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	AstraZeneca employs complementary processes for assessing, identifying, and managing risk from cybersecurity threats. AstraZeneca information systems are protected by a multi-layered set of technology, processes, and cybersecurity experts consistent with the US National Institute of Standards and Technology (NIST) Cybersecurity Framework (CSF). Maturity against the NIST CSF controls is assessed via recurring independent third-party assessments, internal audits, and both enterprise-wide and targeted manufacturing site penetration testing conducted by a leading external partner. The outputs of these activities are represented in detailed cybersecurity operations and performance metrics. The recurring reports address risk and are reviewed by multiple leadership levels with summaries embedded in enterprise risk reporting provided to the Senior Executive Team (SET) and Audit Committee. Third-party partners are subject to appropriate NIST CSF controls as specified in AstraZeneca third-party risk management and procurement processes, and enforced via service agreement and contract terms and conditions, and ad hoc monitoring.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Cybersecurity remains a core AstraZeneca enterprise risk focus area. Enterprise risk reporting includes cybersecurity specific content. The Board of Directors’ Audit Committee provides oversight of risks from cybersecurity threats. The SET receives quarterly cybersecurity updates via the enterprise risk function, and via cybersecurity topics included in meeting agendas. The quarterly updates are forwarded to the Audit Committee. Audit Committee expertise includes leaders that have management expertise across a broad range of industries and market sectors which includes oversight of cybersecurity risk and incidents. The AstraZeneca cybersecurity risk management program is implemented by the Chief Information Security Officer (“CISO”), who reports to the Chief Information Officer (“CIO”). The CISO is the primary executive responsible for assessing and managing cybersecurity risks, including delivering recurring updates to CIO and SET via standardized quarterly reporting. The CISO has over three decades of cumulative cybersecurity expertise gained from increasingly complex roles in executive U.S. Government positions, Financial Services, and Retail industries. The CIO reviews risk management recommendations from the CISO and tracks AstraZeneca’s global internal audit management plans that include corrective actions to address exposed risk to information systems from cybersecurity threats. AstraZeneca maintains a global cybersecurity defence operations centre that relies on advanced technology, skilled cybersecurity operations staff and documented incident response plans that are closely coupled with AstraZeneca’s enterprise crisis management processes. Incident response plans and escalation via decision matrix criteria defined in crisis management procedures ensure management is informed of cybersecurity incident prevention, detection, mitigation, and remediation. The CIO and CISO report risk information to the Audit Committee via recurring Board of Directors presentations and written reports.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board of Directors’ Audit Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Enterprise risk reporting includes cybersecurity specific content. The Board of Directors’ Audit Committee provides oversight of risks from cybersecurity threats. The SET receives quarterly cybersecurity updates via the enterprise risk function, and via cybersecurity topics included in meeting agendas. The quarterly updates are forwarded to the Audit Committee.
Cybersecurity Risk Role of Management [Text Block]	The AstraZeneca cybersecurity risk management program is implemented by the Chief Information Security Officer (“CISO”), who reports to the Chief Information Officer (“CIO”). The CISO is the primary executive responsible for assessing and managing cybersecurity risks, including delivering recurring updates to CIO and SET via standardized quarterly reporting. The CISO has over three decades of cumulative cybersecurity expertise gained from increasingly complex roles in executive U.S. Government positions, Financial Services, and Retail industries. The CIO reviews risk management recommendations from the CISO and tracks AstraZeneca’s global internal audit management plans that include corrective actions to address exposed risk to information systems from cybersecurity threats. AstraZeneca maintains a global cybersecurity defence operations centre that relies on advanced technology, skilled cybersecurity operations staff and documented incident response plans that are closely coupled with AstraZeneca’s enterprise crisis management processes. Incident response plans and escalation via decision matrix criteria defined in crisis management procedures ensure management is informed of cybersecurity incident prevention, detection, mitigation, and remediation. The CIO and CISO report risk information to the Audit Committee via recurring Board of Directors presentations and written reports.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Chief Information Security Officer (“CISO”)
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The CISO has over three decades of cumulative cybersecurity expertise gained from increasingly complex roles in executive U.S. Government positions, Financial Services, and Retail industries.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	AstraZeneca maintains a global cybersecurity defence operations centre that relies on advanced technology, skilled cybersecurity operations staff and documented incident response plans that are closely coupled with AstraZeneca’s enterprise crisis management processes. Incident response plans and escalation via decision matrix criteria defined in crisis management procedures ensure management is informed of cybersecurity incident prevention, detection, mitigation, and remediation. The CIO and CISO report risk information to the Audit Committee via recurring Board of Directors presentations and written reports.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true